UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment[ ]; Amendment Number:___________
    This Amendment (Check only one): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Monetta Financial Services, Inc.
Address:  1776-A S. Naperville Road
          Suite 100
          Wheaton, IL 60187

Form 13F File Number:  28-2784

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, ant that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Maria Cesario DeNicolo
Title:  Chief Compliance Officer
Phone:  630-462-9800

Signature, Place, and Date of Signing




    /s/ Maria Cesario DeNicolo      Wheaton, IL   July 12, 2005

Report Type (Check only one):

  [X] 13F HOLDING REPORT.
  [ ] 13F NOTICE.
  [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
              None

Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 103

Form 13F Information Table Value Total: $54,939
List of Other Included Managers:
             Monetta Fund


MONETTA FINANCIAL SERVICES                          DATE:06/30/05


      ITEM 1:           ITEM 2:       ITEM 3:        ITEM 4:       ITEM 5:           ITEM 6:        ITEM 7:         ITEM 8:
   NAME OF ISSUER    TITLE OF CLASS   CUSIP        FAIR MARKET   SHARES OR   INVESTMENT  DISCRETION MANAGER  VOTING  AUTHORITY
                                      NUMBER          VALUE      PRINC. AMT.   SOLE  SHARED  OTHER          SOLE    SHARED    NONE
ADVANCE AUTO PARTS,   COMMON STOCK   00751Y106              258        4,000    X                              4000
INC,

ABBOTT LABORATORIES   COMMON STOCK   002824100              211        4,300    X                              4300

ARCH COAL, INC.       COMMON STOCK   039380100              436        8,000    X                              8000

ANALOG DEVICES        COMMON STOCK   032654105              209        5,600    X                              5600

AUTODESK, INC         COMMON STOCK   052769106              275        8,000    X                              8000

AES CORPORATION       COMMON STOCK   00130H105              246       15,000    X                             15000

AETNA, INC.           COMMON STOCK   00817Y108              290        3,500    X                              3500

ALLSTATE CORP.        COMMON STOCK   020002101              837       14,000    X                             14000

ALTERA CORPORATION    COMMON STOCK   021441100              268       13,500    X                             13500

AMGEN INC             COMMON STOCK   031162100              272        4,500    X                              4500

BOEING CO.            COMMON STOCK   097023105            1,320       20,000    X                             20000

BANK OF AMERICA       COMMON STOCK   060505104            1,231       27,000    X                             27000
CORP.

BAXTER INT'L INC.     COMMON STOCK   071813109              230        6,200    X                              6200

BED BATH & BEYOND     COMMON STOCK   075896100              334        8,000    X                              8000

BECTON DICKINSON &    COMMON STOCK   075887109              262        5,000    X                              5000
CO

BECKMAN COULTER INC.  COMMON STOCK   075811109              222        3,500    X                              3500

BAKER HUGHES          COMMON STOCK   057224107              281        5,500    X                              5500

BJ SERVICES CO.       COMMON STOCK   055482103              210        4,000    X                              4000

PEABODY ENERGY CORP.  COMMON STOCK   704549104              494        9,500    X                              9500

CARDINAL HEALTH INC   COMMON STOCK   14149Y108              576       10,000    X                             10000

CATERPILLAR INC.      COMMON STOCK   149123101              677        7,100    X                              7100

THE CHUBB CORP        COMMON STOCK   171232101              565        6,600    X                              6600

CERNER CORP           COMMON STOCK   156782104              224        3,300    X                              3300

COUNTRYWIDE FIN CORP  COMMON STOCK   222372104              386       10,000    X                             10000

COMCAST CORP- CL A    COMMON STOCK   20030N101              292        9,500    X                              9500

CHICAGO MERCANTILE    COMMON STOCK   167760107              502        1,700    X                              1700
EXCHANGE

CAREMARK RX, INC.     COMMON STOCK   141705103              801       18,000    X                             18000

CONOCOPHILLIPS        COMMON STOCK   20825C104              552        9,600    X                              9600

CALPINE CORP          COMMON STOCK   131347106               34       10,000    X                             10000

CISCO SYSTEMS INC     COMMON STOCK   17275R102              592       31,000    X                             31000

CSX CORP.             COMMON STOCK   126408103              286        6,700    X                              6700

COVENTRY HEALTH CARE  COMMON STOCK   222862104            1,125       15,900    X                             15900

CVS CORPORATION       CONVERTIBLE    126650100              948       32,600    X                             32600

CHEVRONTEXACO CORP.   COMMON STOCK   166764100              727       13,000    X                             13000

DELL, INC.            COMMON STOCK   24702R101              533       13,500    X                             13500

QUEST DIAGNOSTICS     COMMON STOCK   74834L100              820       15,400    X                             15400

THE WALT DISNEY CO.   COMMON STOCK   254687106              378       15,000    X                             15000

DOW CHEMICAL CO.      COMMON STOCK   260543103              352        7,900    X                              7900

EBAY INC.             COMMON STOCK   278642103              456       13,800    X                             13800

EDISON INTERNATIONAL  COMMON STOCK   281020107              247        6,100    X                              6100

ELECTRONIC ARTS INC.  COMMON STOCK   285512109              306        5,400    X                              5400

E*TRADE FINANCIAL     COMMON STOCK   269246104              140       10,000    X                             10000
CORP.

FIRST DATA CORP       COMMON STOCK   319963104              299        7,450    X                              7450

GENERAL DYNAMICS      COMMON STOCK   369550108              570        5,200    X                              5200

GENERAL ELECTRIC CO.  COMMON STOCK   369604103            1,386       40,000    X                             40000

GOLDMAN SACHS GROUP   COMMON STOCK   38141G104              663        6,500    X                              6500

HALLIBURTON           COMMON STOCK   406216101              383        8,000    X                              8000

HCA, INC.             COMMON STOCK   404119109            1,048       18,500    X                             18500

HOME DEPOT INC        COMMON STOCK   437076102              311        8,000    X                              8000

HEALTH MANAGEMENT     COMMON STOCK   421933102              262       10,000    X                             10000
ASSOC., INC. - CL A

HARRIS CORP           COMMON STOCK   413875105              312       10,000    X                             10000

HUMANA, INC.          COMMON STOCK   444859102              644       16,200    X                             16200

INTEL CORP.           COMMON STOCK   458140100              717       27,500    X                             27500

J.C. PENNEY CO., INC  COMMON STOCK   708160106              421        8,000    X                              8000

JOHNSON & JOHNSON     COMMON STOCK   478160104            1,417       21,800    X                             21800

KING PHARMACUTICALS   COMMON STOCK   495582108              156       15,000    X                             15000

KLA -TENCOR CORP.     COMMON STOCK   482480100              232        5,300    X                              5300

THE KROGER CO         COMMON STOCK   501044101              571       30,000    X                             30000

LABORATORY CORP       COMMON STOCK   50540R409              699       14,000    X                             14000
OF AMERICA HOLDINGS

LOCKHEED MARTIN CORP  COMMON STOCK   539830109              571        8,800    X                              8800

LOWE'S COMPANIES      COMMON STOCK   548661107              291        5,000    X                              5000

LUCENT TECHNOLOGIES,  COMMON STOCK   549463107               29       10,000    X                             10000
INC.

MCDONALD'S CORP.      COMMON STOCK   580135101              222        8,000    X                              8000

MCKESSON CORP.        COMMON STOCK   58155Q103              985       22,000    X                             22000

MERRILL LYNCH & CO    COMMON STOCK   590188108              319        5,800    X                              5800

McAFEE INC            COMMON STOCK   579064106              314       12,000    X                             12000

MGM MIRAGE            COMMON STOCK   552953101              396       10,000    X                             10000

MOHAWK INDUSTRIES,    COMMON STOCK   608190104              330        4,000    X                              4000
INC.

MOTOROLA INC          COMMON STOCK   620076109              502       27,500    X                             27500

MARATHON OIL CORP.    COMMON STOCK   565849106              534       10,000    X                             10000

MICROSOFT CORP        COMMON STOCK   594918104              869       35,000    X                             35000

NIKE INC. - CL B      COMMON STOCK   654106103              563        6,500    X                              6500

NUCOR CORPORATION     COMMON STOCK   670346105              228        5,000    X                              5000

ORACLE CORPORATION    COMMON STOCK   68389X105              739       56,000    X                             56000

PEPSICO, INC.         COMMON STOCK   713448108              243        4,500    X                              4500

PROCTER & GAMBLE      COMMON STOCK   742718109              923       17,500    X                             17500

PULTE HOMES, INC.     COMMON STOCK   745867101            1,264       15,000    X                             15000

PACIFICARE HEALTH     COMMON STOCK   695112102              786       11,000    X                             11000
SYSTEMS, INC.

QUALCOMM INC.         COMMON STOCK   747525103              436       13,200    X                             13200

ROYAL CARIBBEAN       COMMON STOCK   V7780T103              290        6,000    X                              6000
CRUISES LTD

TRANSOCEAN INC.       COMMON STOCK   G90078109              324        6,000    X                              6000

STARBUCKS CORP        COMMON STOCK   855244109              465        9,000    X                              9000

SIEBEL SYSTEMS INC.   COMMON STOCK   826170102              297       33,400    X                             33400

SEARS HOLDINGS CORP   COMMON STOCK   812350106              375        2,500    X                              2500

SUNOCO, INC.          COMMON STOCK   86764P109            1,000        8,800    X                              8800

SAFEWAY INC.          COMMON STOCK   786514208              791       35,000    X                             35000

SYMANTEC CORP         COMMON STOCK   871503108              587       27,000    X                             27000

SYSCO CORP            COMMON STOCK   871829107              398       11,000    X                             11000

TARGET CORP           COMMON STOCK   87612E106              272        5,000    X                              5000

TOLL BROTHERS         COMMON STOCK   889478103            1,219       12,000    X                             12000

TRIAD HOSPITALS, INC  COMMON STOCK   89579K109              754       13,800    X                             13800

TAIWAN SEMICONDUCTOR  COMMON STOCK   874039100              331       36,248    X                             36248
SP ADR

TIME WARNER, INC.     COMMON STOCK   887317105              551       33,000    X                             33000

TEXAS INSTRUMENTS     COMMON STOCK   882508104              702       25,000    X                             25000

TYCO INTERNATIONAL    COMMON STOCK   902124106              321       11,000    X                             11000

UNITEDHEALTH GROUP    COMMON STOCK   91324P102            1,919       36,800    X                             36800
INC.

U.S. BANCORP          COMMON STOCK   902973304              540       18,500    X                             18500

VALERO ENERGY CORP    COMMON STOCK   91913Y100              593        7,500    X                              7500

WACHOVIA CORP.        COMMON STOCK   929903102              769       15,500    X                             15500

WELLS FARGO & CO.     COMMON STOCK   949746101            1,312       21,300    X                             21300

WYETH                 COMMON STOCK   983024100              289        6,500    X                              6500

EXXON MOBIL CORP      COMMON STOCK   30231G102              287        5,000    X                              5000

ZIONS                 COMMON STOCK   989701107              515        7,000    X                              7000
BANCORPORATION

GRAND TOTAL:                                             54,939